Leases - Schedule of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Remainder of 2026	$ 622
2027	2,160
2028	3,166
2029	3,212
2030 and Thereafter	31,743
Total future minimum lease payments	40,903
Less: imputed interest	(14,296)
Total operating lease liabilities	26,607
Less: current portion of operating lease liabilities	(1,051)	$ (1,074)
Long-term portion of operating lease liabilities	$ 25,556	$ 7,185